Off-Balance Sheet Commitments - Additional Information (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jun. 01, 2023	Jun. 30, 2023	Dec. 31, 2025	Sep. 30, 2017
Disclosure of contingent liabilities [line items]
Ownership interest	100.00%	100.00%
Calyxt Inc. [Member]
Disclosure of contingent liabilities [line items]
Ownership interest			50.00%
Lease potential commitment			$ 19.9
Lease agreement term				20 years
Lease option to extend lease agreement			four options to extend its term for five years
Lease remaining period			12 years
Voting Agreement with Cibus [Member] | Calyxt Inc. [Member]
Disclosure of contingent liabilities [line items]
Minimum revenue to be achieved			$ 25.0